Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	1-16725
Entity Registrant Name	PRINCIPAL FINANCIAL GROUP, INC.
Entity Central Index Key	0001126328
Entity Tax Identification Number	42-1520346
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
City Area Code	515
Local Phone Number	247-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false